Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited consolidated condensed balance sheet date up to the date that the unaudited consolidated condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited consolidated condensed financial statements.

On April 3, 2024, the Company issued an unsecured promissory note (the “Note”), in the amount of up to $510,000 to Golden Arrow Sponsor, LLC (the “Sponsor”). The proceeds of the Note may be drawn down from time to time prior to the Maturity Date (as defined below) upon request by the Company. The Note bears no interest and the principal balance is payable on the date of the consummation of the Company’s initial business combination (the “Maturity Date”). On or before the Maturity Date, the Sponsor has the option to convert all or any portion of the principal outstanding under the Note into warrants (“Working Capital Warrants”) at a conversion price of $1.50 per warrant, provided that the aggregate of such Working Capital Warrants, together with any warrants issued upon conversions pursuant to the promissory notes, dated February 25, 2022, August 26, 2022 and March 8, 2023, do not exceed 1,000,000 warrants. The terms of the Working Capital Warrants, if any, would be identical to the terms of the private placement warrants issued by the Company at the time of its initial public offering (the “IPO”), as described in the prospectus for the IPO dated March 16, 2021 and filed with the U.S. Securities and Exchange Commission (the “SEC”), including the transfer restrictions applicable thereto. The Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. The issuance of the Note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

The Company’s management identified an omission in the notes to the Company’s audited consolidated financial statements as of and for the year ended December 31, 2023, included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 15, 2024 (the “Original Filing”). The Original Filing omitted certain information relating to the Company’s inadvertent disbursement of funds withdrawn from the Company’s trust account established in connection with the Company’s initial public offering (the “Trust Account”), which were restricted for payment of tax liabilities under the Company’s amended and restated certificate incorporation and the terms of the Company’s investment management trust agreement, dated March 16, 2021, for general corporate purposes.

As disclosed in the Form 10-K/A, the Withdrawn Trust Funds were held in the Company’s operating account that also holds funds deposited by the Sponsor to be used for general operating expenses. As a result, we mistakenly used $157,474 of the Withdrawn Trust Funds for payment of general operating expenses as of December 31, 2023. The disclosure of this inadvertent mistake was omitted from our quarterly reports on Form 10-Q for the quarters ending June 30, 2023 and September 30, 2023. The amounts deemed to have been used for operating expenses were $76,974 as of June 30, 2023 and $335,127 as of September 30, 2023. Management has determined that this use of the Withdrawn Trust Funds was not in accordance with the trust agreement.

On April 3, 2024, we issued a non-interest bearing, unsecured promissory note to the Sponsor, pursuant to which we may borrow up to an aggregate principal amount of $510,000, which made the Withdrawn Trust Funds whole. We made estimated payments on our income tax obligations for the year ended December 31, 2023 of $453,342 and $11,000 on April 3 and April 9, 2024 respectively. This note replenished the Company’s operating account for the amounts withdrawn from trust inadvertently used for operating expenses. We are in the process of establishing a restricted bank account to be used to temporarily hold future withdrawals from the trust account, if any, for Delaware franchise tax and income tax obligations.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the consolidated financial statements.

On January 18, 2024 and February 18, 2024, additional extension payments of $11,559 were made which extended the Termination Date to March 19, 2024.

On February 2, 2024, the Company, BTIG and Bolt Threads entered into an amendment to the underwriting agreement, pursuant to which $500,000 will be deposited and held in the Trust Account and payable in cash directly from the Trust Account, without accrued interest, to BTIG for its own account upon consummation of the Company’s initial Business Combination. Additionally, upon consummation of the Company’s initial Business Combination, BTIG will receive shares of post-combination company common stock equivalent to the greater of: (i) 500,000 shares of post-combination company common stock, or (ii) the number of shares calculated by dividing (x) $5,000,000 by (y) the VWAP of the post-combination company common stock over the three trading days immediately preceding the initial filing of the resale registration statement, provided that clause (y) will not be less than $8.00. The deferred fee will become payable to the underwriters solely in the event that we complete the Business Combination, subject to the terms of the underwriting agreement, as amended.